COMMON SHARE CAPITAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
COMMON SHARE CAPITAL
Balance at the beginning of the period (shares)	1,247,003,940
Balance at the end of the period (shares)	1,250,228,821	1,247,003,940
Balance at the beginning of the period	$ 4,619.2
Balance at the end of the period	4,527.3	$ 4,619.2
Total common share capital	$ 14,913.4	$ 14,902.5
Common share capital
COMMON SHARE CAPITAL
Balance at the beginning of the period (shares)	1,247,004,000	1,245,050,000
Issued under share option and restricted share plans (shares)	3,225,000	1,954,000
Balance at the end of the period (shares)	1,250,229,000	1,247,004,000
Balance at the beginning of the period	$ 14,902.5	$ 14,894.2
Issued under share option and restricted share plans	10.9	8.3
Balance at the end of the period	14,913.4	14,902.5
Total common share capital	$ 14,913.4	$ 14,902.5